Net revenues (Tables)	12 Months Ended
Dec. 31, 2024
Net revenues
Schedule of net revenues

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Net product revenues
From ZKH platform	7,277,260	7,381,501	7,450,188
From GBB platform	809,660	960,102	999,280
	8,086,920	8,341,603	8,449,468
Net service revenues
From ZKH platform	179,508	307,412	244,707
Other revenues	48,808	72,160	67,143
Total	8,315,236	8,721,175	8,761,318